STATUTORY RESERVE AND RESTRICTED NET ASSETS	12 Months Ended
Mar. 31, 2018
STATUTORY RESERVE AND RESTRICTED NET ASSETS
STATUTORY RESERVE AND RESTRICTED NET ASSETS

24.STATUTORY RESERVE AND RESTRICTED NET ASSETS

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Group’s subsidiaries and VIE entities located in the PRC, being foreign invested enterprises established in the PRC, are required to provide for certain statutory reserves. These statutory reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund or discretionary reserve fund, and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires a minimum annual appropriation of 10% of after-tax profit (as determined under accounting principles generally accepted in China at each year-end); the other fund appropriations are at the subsidiaries’ or the affiliated PRC entities’ discretion. These statutory reserve funds can only be used for specific purposes of enterprise expansion, staff bonus and welfare, and are not distributable as cash dividends except in the event of liquidation of our subsidiaries, our affiliated PRC entities and their respective subsidiaries. The Group’s subsidiaries and VIE entities are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital. As of March 31, 2018, the Group’s PRC subsidiaries and VIE entities had a general reserve that reached 50% of their registered capital threshold included Beijing iKang Guobin Jiuxianqiao Clinic Co., Ltd., iKang Beijing Xuanwumen, iKang Beijing Yayun, iKang Health Cloud, iKang Shanghai ikang Road, iKang Shanghai Lujiazui, Yan’an West Road, iKang Guangzhou Huanshi, iKang Chengdu Waishuangnan, iKang Chengdu Hongzhaobi, iKang Chongqing, and iKang Fuzhou Gulou; all others will continue to allocate at least 10% of their after tax profits to the general reserve fund.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the Board of Directors of each of the Group’s subsidiaries.

The appropriation to these reserves by the Group’s PRC subsidiaries was $3,130, $3,232 and $3,635 for the years ended March 31, 2016, 2017 and 2018, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserves of the Group’s PRC subsidiaries and VIE entities. The aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries and VIE entities in the Group not available for distribution was $263,634 as of March 31, 2018.

As the restricted net assets of the Group’s subsidiaries and VIE entities were over 25% of the consolidated net assets of the Group as of March 31, 2018, the parent company’s financial statements are presented in Schedule I.